Employee Benefits (Details 7) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Employee benefits [Abstract]
Salaries	$ 243,047,677	$ 213,794,654	$ 183,112,042
Employees' short-term benefits	39,461,401	46,605,454	34,107,747
Total expenses for short-term employee benefits	282,509,078	260,400,108	217,219,789
Employments termination benefits	12,464,903	9,354,568	9,721,144
Other staff expense	53,747,292	45,277,007	37,006,715
Total	$ 348,721,273	$ 315,031,683	$ 263,947,648